Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Debt-to-Equity Ratio	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts	RM 9,990,377	$ 2,140,229	RM 15,832,796
Total equity	RM 69,543,175	$ 14,898,172	RM 24,274,514
Debt-to-equity %	14.37%	14.37%	65.22%